Cost Method Investment (Details Textual)	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Sep. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)	Jan. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)
Cost Method Investment (Textual)
Additional paid in capital	$ 75,254,730	¥ 500,000,000	$ 75,254,730	¥ 500,000,000
Total registered capital	150,265,218				¥ 1,000,000,000			$ 143,993,250	¥ 1,000,000,000
Investment amount	3,756,630		3,599,831			¥ 25,000,000
Cost method investment	3,756,630		$ 3,599,831				$ 3,851,071
Xinjiang Microcredit Refinancing Co., Ltd. [Member]
Cost Method Investment (Textual)
Cost method investment	$ 3,756,630				¥ 25,000,000